Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2020
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of remuneration of the Company's key management personnel
The remuneration of the Company’s key management personnel(1) was as follows:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
KEY MANAGEMENT PERSONNEL REMUNERATION
Short-term benefits(2)	1.8	2.1
Share-based payments	1.3	0.2
Termination benefits	—	1.1
Total key management personnel remuneration	3.1	3.4
1.Key management personnel, comprising of the Company's directors and executive officers, are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
2. Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.